Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Oct. 31, 2018	Sep. 28, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders			$ (11,352)	$ (7,898)	$ (8,282)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders					$ 342
BHP Billiton Petroleum (Arkansas) Inc. [member] | Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold		100.00%
BHP Billiton Petroleum (Fayetteville) LLC [member] | Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold		100.00%
BHP Billiton Petroleum Arkansas and BHP Billiton Petroleum Fayetteville LLC [member] | Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Agreement purchase price		$ 300
Petrohawk Energy Corporation [member] | Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold	100.00%
Agreement purchase price	$ 10,300
Customary completion adjustments	$ 200